Stock Option Plans	12 Months Ended
Dec. 26, 2010
Notes to Financial Statements
Stock Option Plans

The Company has a 2006 stock option plan as approved by its Board of Directors on November 13, 2006   covering in the aggregate 7,500,000 of the Company's common shares pursuant to which officers, directors and employees of the Company and consultants to the Company are eligible to receive nonqualified stock options. The selection of participants, grant of options, determination of price and other conditions relating to the exercise of options are determined by the Board of Directors, and the plan is administered by the Board of Directors.

During 2006, a total of 2,600,000 nonqualified options were granted. 250,000 options were terminated during 2008, and the remaining 2,350,000 options fully vested on November 13, 2008.

There were no options granted in 2009 and 2010.

A summary of the Company's stock option plan activity as of December 26, 2010 and December 27, 2009, and changes during the twelve months then ended are as follows:

Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
		exercise	contractual	value
	Shares	price	term (years)	(in thousands)
Outstanding, December 29, 2008	2,350,000	$.495	4.9	—
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—

Outstanding, December 27, 2009	2,350,000	$.495	3.9	—
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—

Outstanding, December 26, 2010	2,350,000	$.495	2.9	$—

Exercisable, December 26, 2010	2,350,000	$.495	2.9	$—